Condensed Consolidated Interim Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating activities:
Net loss from continuing operations	$ (10,410)	$ (5,968)	$ (20,758)	$ (17,843)
Adjustments to reconcile net income (loss) to net cash used in continuing operating activities:
Depreciation and amortization	172	225	569	2,092
Stock-based compensation expense	397	186	701	657
Unrealized foreign exchange loss (gain)	1,282	(1,709)	(4,145)	86
Deferred income tax (recovery)	9	8	0	28
Loss from investments accounted for by the equity method	3,197	3,002	10,767	4,104
Interest on long-term debt	22	19	67	53
Change in inventory write-downs	0	203	110	706
Change in bad debt expense	0	235	0	235
Gain on deconsolidation	0	0	0	(13,266)
Loss on sale of investments	0	352	0	352
Net cash used before working capital changes	(5,331)	(3,447)	(12,689)	(22,796)
Changes in working capital	864	(8,242)	(6,005)	8,899
Net cash used in operating activities of continuing operations	(4,467)	(11,689)	(18,694)	(13,897)
Net cash provided by operating activities of discontinued operations	5,057	1,757	8,182	5,606
Investing activities:
Purchase of property, plant and equipment	(514)	(183)	(1,909)	(2,189)
Proceeds from sale of investment	0	9,564	0	28,437
Proceeds from sale of operations, net of cash in disposed operations (note 5)	26,034	0	26,034	0
Proceeds from holdback receivable (note 6)	0	0	10,450	0
Capital contributions to investments accounted for by the equity method	(10,997)	0	(19,868)	(9,900)
Net cash provided by investing activities of continuing operations	14,523	9,381	14,707	16,348
Net cash used in investing activities of discontinued operations	(222)	(1,919)	(3,169)	(7,820)
Financing activities:
Repayments of operating lines of credit and long-term facilities	(6,832)	(4,395)	(8,832)	(33,438)
Drawings on operating lines of credit and long-term facilities	5,839	0	5,839	15,550
Net cash used in financing activities of continuing operations	(993)	(4,395)	(2,993)	(17,888)
Net cash used in financing activities of discontinued operations	(74)	(2,570)	(6,168)	(3,818)
Effect of foreign exchange on cash and cash equivalents	(2,111)	1,170	3,585	(127)
Net increase (decrease) in cash and cash equivalents	11,713	(8,265)	(4,550)	(21,596)
Cash and cash equivalents, beginning of period (including restricted cash)	21,383	41,522	37,646	54,853
Cash and cash equivalents, end of period (including restricted cash)	33,096	33,257	33,096	33,257
Less: cash and cash equivalents from discontinued operations, end of period (including restricted cash)	0	20,480	0	20,480
Cash and cash equivalents from continuing operations, end of period (including restricted cash)	33,096	12,777	33,096	12,777
Supplementary information
Interest paid	187	585	1,369	2,297
Taxes paid, net of refunds	492	947	1,899	1,496
Changes in working capital:
Accounts receivable	2,331	(293)	(5,993)	16,370
Inventories	1,437	(5,257)	5,207	694
Prepaid expenses	(304)	2,509	616	2,666
Accounts payable and accrued liabilities	(2,671)	(5,363)	(5,911)	(9,895)
Warranty liability	71	162	76	(936)
Changes in working capital	$ 864	$ (8,242)	$ (6,005)	$ 8,899